UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.

(Exact name of registrant as specified in charter)

700 N. Water Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Lilli Gust

Arnold Investment Counsel Incorporated

700 N. Water Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 271-2726

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

FORM N-Q

Item 1. Schedule of Investments.

The Primary Trend Fund, Inc.

Schedules of Investments

September 30, 2006 (Unaudited)

PORTFOLIOS OF INVESTMENTS

September 30, 2006 (Unaudited)

The Primary Trend Fund

Market
Shares	Cost	Value

COMMON STOCKS	86.4%

12,000	Abbott Laboratories (Pharmaceuticals)	$429,354	$582,720
9,000	Allstate Corp. (Insurance)	268,976	564,570
15,000	Anheuser-Busch Companies, Inc. (Beverages)	498,505	712,650
13,333	Aqua America, Inc. (Water Utilities)	250,312	292,526
15,000	AT&T, Inc. (Diversified Telecommunications)	360,250	488,400
6,998	BP plc (Oil, Gas & Consumable Fuels)	143,640	458,929
25,000	Bristol-Myers Squibb Co. (Pharmaceuticals)	610,745	623,000
10,000	Cambell Soup Co. (Food Products)	299,630	365,000
12,000	Chubb Corp. (Insurance)	327,730	23,520
10,000	Coca Cola Co.(Beverages)	418,660	446,800
14,000	Du Pont (E.I.) de Nemours & Co. (Chemicals)	585,106	599,760
7,000	Eli Lilly & Co. (Pharmaceuticals)	383,450	399,000
10,000	Famous Dave's Of America, Inc. (Hotels Restaurants & Leisure) *	129,617	152,000
23,000	General Electric Co. (Industrial Conglomerates)	668,649	811,900
10,000	General Mills, Inc. (Food Products)	452,291	566,000
5,000	Harrah's Entertainment (Hotels Restaurants & Leisure)	297,671	332,150
7,000	Johnson & Johnson (Pharmaceuticals)	299,250	454,580
10,000	Journal Communication, Inc. (Media)	118,438	112,700
16,000	Marcus Corp. (Hotels Restaurants & Leisure)	305,196	367,520
11,000	McDonald's Corp. (Hotels Restaurants & Leisure)	220,071	430,320
28,000	Microsoft Corp. (Software)	738,458	765,240
20,000	News Corp. - Class B (Media)	302,950	412,800
12,000	Occidental Petroleum Corp. (Oil, Gas and Consumable Fuels)	121,944	577,320
5,000	OSI Restaurant Partners, Inc. (Hotels Restaurants & Leisure)	137,445	158,550
8,000	PartnerRe Ltd. (Insurance)	266,855	540,560
30,000	Pfizer, Inc. (Pharmaceuticals)	725,809	850,800
30,000	Schering-Plough Corp. (Pharmaceuticals)	520,799	662,700
19,000	Tribune Co. (Media)	645,025	621,680
11,160	United Technologies Corp. (Aerospace & Defense)	231,525	706,986
15,000	Waste Management, Inc. (Commercial Services & Supplies)	440,199	550,200
12,000	Wausau Paper Corp. (Paper & Forest Products)	152,962	162,000
	Total Common Stocks	11,351,512	15,392,881

Principal Amount
	BONDS AND NOTES	2.2%
	Corporate Bond
$400,000	Alabama Power Co., 3.13%, due 5/1/08		$397,893	$387,335
	Total Bonds and Notes		397,893	387,335

	Total Long-Term Investments		11,749,405	15,780,216

	SHORT-TERM INVESTMENTS	11.3%
	Variable Rate Demand Notes
1,969,399	US Bank, N.A., 5.08%		1,969,399	1,969,399
47,754	Wisconsin Corporate Central Credit Union, 5.00%		47,754	47,754
	Total Short-Term Investments		2,017,154	2,017,154

	TOTAL INVESTMENTS	99.9%	$13,766,559	7,797,369

	Other Assets less Liabilities	0.1%		9,492

	NET ASSETS	100.0%		$17,806,861

* Non-income producing

See notes to Portofolio of Investments

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2006 (unaudited)

Organization

The Primary Trend Fund, Inc. (“Trend Fund”) began operations on September 15, 1986. The Primary Income Fund, Inc. (“Income Fund”) began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the “Funds,” are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $13,766,559 and $3,379,178 for the Trend Fund and Income Fund, respectively, were as follows:

	Trend Fund	Income Fund
Appreciation....................................	$4,102,091	$840,379
Depreciation....................................	(71,281)	(61,958)
Net Appreciation on Investments..........	$4,030,810	$778,421

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

By:	/s/Lilli Gust
Lilli Gust
Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Lilli Gust
Lilli Gust
Principal Executive Officer

Date:	November 27, 2006

By:	/s/Lilli Gust
Lilli Gust
Principal Financial Officer

Date:	November 27, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)